Fair Value Measurements (Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model) (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2019
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	1.86%	1.72% - 2.83%	1.72 -2.83%
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	0.00%	0.00%	0.00%
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	160.00%	180.00%	180.00%
Expected option life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability Valued Using Monte Carlo Pricing Model	1.83 years	2.80 - 3.00 year	2.80 -3.00 years